Deferred Tax Liabilities and Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Deferred revenue		$ 20,362		$ 16,637
Fixed and intangible assets		13,283		15,924
Share-based payments		4,869		4,182
Tax losses carried forward		29,581		16,104
Compensation accruals		927		727
Consultant and other accruals		25		22
Right-of-use assets		(1,932)		(1,633)
Lease liabilities		2,057		1,742
Charitable contributions		7		1
Total deferred tax assets		69,179		53,706
Valuation allowance for deferred tax assets		(69,179)		(53,706)
Net deferred tax assets and liabilities		$ 0		$ 0
Infinity Pharmaceuticals Inc [Member]
Share-based payments	$ 5,183		$ 5,109
Tax losses carried forward	170,880		164,969
Valuation allowance for deferred tax assets	(256,411)		(244,365)
Tax credit carryforwards	45,270		44,302
Intangible assets	13,212		15,151
Capitalized research and development costs	8,104		0
Accrued expenses	655		1,255
Sale of future royalties	13,212		13,557
Other	(105)		22
Net deferred tax assets (liabilities)	$ 0		$ 0